UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-7888



                  Limited Term Tax-Exempt Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

[cover: photo of a gravel road with fields on both sides of the road]

Semi-annual report for the six months ended January 31, 2005

Limited Term Tax-Exempt Bond Fund of America(SM) seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2004 (the most recent calendar quarter):


                                                                    1 year                5 years              10 years
Class A shares
Reflecting 3.75% maximum sales charge                               -1.10%                +4.69%                +5.20%


The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 20 for details.

The fund's 30-day yield for Class A shares as of February 28, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 2.56%, which reflects a fee waiver (2.55% without the fee waiver). (This is equivalent to a taxable yield of 3.94%, which reflects the fee waiver -- 3.92% without the fee waiver, for investors in the 35.0% tax bracket.) The fund's distribution rate for Class A shares as of that date was 3.23% (3.21% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult with your tax adviser.

[photo of a gravel road with fields on both sides of the road]

FELLOW SHAREHOLDERS:

For the six months ended January 31, 2005, Limited Term Tax-Exempt Bond Fund of America provided its shareholders with attractive tax-free income and enjoyed a modest rise in share price. During the period, the fund paid dividends totaling 25 cents a share.

o If you took those dividends in cash, they represented a tax-free income return of 1.64% (3.28% on an annualized basis).

o If you reinvested your dividends in additional fund shares, your income return was 1.65% (3.30% on an annualized basis).

o To match a 3.30% annualized tax-free income return, a shareholder in the top federal tax bracket (35%) would have to earn 5.08% from a taxable investment.

Over the six-month period, the net asset value of Class A shares gained 1.11%. This gain, coupled with the fund's income return, produced a total return of 2.76% for shareholders who reinvested dividends.

The fund's total return fell shy of the 2.99% average return of its peer group, intermediate municipal debt funds as monitored by Lipper. In addition, the Lehman Brothers (7-year) Municipal Bond Index, which serves as a proxy for the intermediate municipal bond market, topped the fund and its peer group average with a 3.52% return. The index, however, is unmanaged and its return does not include expenses.

BOND MARKET OVERVIEW

The first half of the current fiscal year could be described as "A Tale of Two Markets." Rising yields dampened prices on short-term bonds, while bonds with longer maturities generally attracted higher prices. (A bond's yield and its price move in opposite directions.) Short-term yields rose in response to the Federal Reserve Board's efforts to shift from an accommodating to a more neutral monetary policy. Since June 30, 2004, the Fed has been gradually raising its key lending rate in quarter-point increments, bringing it to 2.50% from 1.00%. Defying investor expectations, intermediate- and long-term bonds were largely unaffected by the Fed's rate pressures. This surprised many investors because bond yields across all maturities often rise in the early stages of a tightening cycle (when the Fed is raising rates) -- but not this time.

HOW THE FUND RESPONDED

This discrepancy between short-term and long-term rate trends had a direct and relative effect on fund results.

High-quality, short-term bonds are typically regarded as "safe havens" when interest rates are rising because their prices are less affected by rate fluctuations than are long-term bonds. To protect shareholder principal in the event of rising rates, the fund's portfolio counselors took steps to shorten the maturity structure of the fund. This defensive strategy lowered the fund's exposure to rising rates, but it also altered the potential for capital appreciation over the near-term. Long and intermediate rates did not rise, but declined instead over the six-month period. As a result, the fund benefited less than the Lehman index and its peer group average, both of which had a longer maturity exposure than that of the fund.

 [Begin Sidebar]
Tax-free yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate1, then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 3.11% tax-free distribution rate as of January 31, 2005.

For example, investors in the highest tax bracket (35.0%) would need to receive a yield of 4.78% from a taxable investment in order to keep as much after taxes as they would from a tax-free investment that pays 3.11%.



                                                                                             As of January 31, 2005,
                                                                                              the fund's tax-exempt
                                                                                              distribution rate of
                       If your taxable income is...                 Then your federal          3.11%(2) is equal to
            Single                                   Joint          tax rate(1) is...          a taxable rate of...

            $0 -   7,150                       $0 -  14,300               10.0%                      3.46%
         7,151 -  29,050                   14,301 -  58,100               15.0                       3.66
        29,051 -  70,350                   58,101 - 117,250               25.0                       4.15
        70,351 - 146,750                  117,251 - 178,650               28.0                       4.32
       146,751 - 319,100                  178,651 - 319,100               33.0                       4.64
            Over 319,100                       Over 319,100               35.0                       4.78

(1) Based on 2004 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

(2) Distribution rate based on the average offering price for the month of January.

[End Sidebar]

Our conservative posture underscores an important aspect of the fund's objective -- safeguarding shareholder principal. When market conditions appear adverse, our portfolio counselors typically adopt protective measures. Over its lifetime, this practice has helped the fund deliver attractive current income with a relatively low level of volatility.

Comprehensive research remains the cornerstone of our bond selection process and the requisite complement to our conservative approach. Past research efforts have steered the fund toward select investments in electric utility revenue bonds and tobacco settlement obligations -- two classes of debt that have done especially well over the past six months.

LOOKING AHEAD

Through the balance of this fiscal year, short-term rates are likely to rise further, as the Fed continues to tighten monetary policy. The outlook for long-term and intermediate rates, though, is less clear. Nevertheless, we believe a cautious and conservative posture is warranted, whether short rates continue narrowing to those of longer maturities or long rates finally begin to increase.

With every investment decision, the portfolio counselors of Limited Term Tax-Exempt Bond Fund of America take a long-term view. This perspective helps us evaluate the strength of portfolio holdings through a variety of market conditions and economic cycles. It encourages prudence and patience, as well. We invite all our shareholders to adopt a similar long-term outlook on their investment objectives, and we thank you for making Limited Term Tax-Exempt Bond Fund of America part of your investment portfolio.

Cordially,

/s/ Paul G. Haago, Jr.              /s/ Brenda S. Ellerin
Paul G. Haaga, Jr.                  Brenda S. Ellerin
Chairman of the Board               President

March 14, 2005

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS (unaudited)
Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.


Returns for periods ended December 31, 2004                                                                       Life
(the most recent calendar quarter):                                                            1 year           of class

Class B shares
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                                     -2.91%            +4.51%(1)
Not reflecting CDSC                                                                            +2.06%            +4.86%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold
     within one year of purchase                                                               +0.93%            +3.75%(2)
Not reflecting CDSC                                                                            +1.93%            +3.75%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +2.68%            +4.48%(2)

The fund's investment auditer is waiving a portion of its management fees.
Results shown reflect the waiver. Please see the Financial Highlights table on page 20 for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.

(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.



SUMMARY INVESTMENT PORTFOLIO January 31, 2005                         unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Quality Ratings*

              Aaa/AAA                        35.1%
              Aa/AA                          28.6%
              A/A                            13.4%
              Baa/BBB                        19.2%
              Ba/BB                           0.9%
              Cash & equivalents              2.8%


*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.

[end pie chart]


                                                                                                                     unaudited


                                                                                       Principal          Market       Percent
                                                                                        amount            value        of net
Bonds & notes  - 97.16%                                                                 (000)             (000)        assets


Alaska  - 1.54%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,            $6,365           $6,143       .56%
  Series 2001, 5.375% 2021
Other securities                                                                                          10,712        .98

                                                                                                          16,855       1.54


Arizona  - 0.97%
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds           3,750            3,836        .35
  (Waste Management, Inc. Project), Series 2003-A-2, AMT, 4.45% 2028 (put 2008)
Other securities                                                                                           6,784        .62

                                                                                                          10,620        .97


California  - 5.25%
Pollution Control Fncg. Auth., AMT:
 Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),                        2,000            2,084
  Series 2003-A, 5.00% 2038 (put 2013)
 Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),                 4,300            4,508
  Series 1998-A, 5.10% 2018 (put 2008)
 Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),                   2,000            1,993        .78
  Series 2002-A, 3.125% 2022 (put 2006)
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A,                         6,650            7,410        .68
 MBIA insured, 5.25% 2010
Other securities                                                                                          41,440       3.79

                                                                                                          57,435       5.25


Colorado  - 2.63%
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured,            4,000            4,417        .40
 5.00% 2012
Other securities                                                                                          24,368       2.23

                                                                                                          28,785       2.63


Connecticut  - 0.88%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A,                   4,000            4,249        .39
 6.40% 2011 (1)
Other securities                                                                                           5,346        .49

                                                                                                           9,595        .88


District of Columbia  - 1.45%                                                                             15,828       1.45

Florida  - 4.24%
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),           1,535            1,702        .16
 Series 2003-A, 5.25% 2012
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste           1,000            1,006        .09
 Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured,          5,175            5,554        .51
 5.00% 2027 (put 2008)
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project),        4,650            5,072        .46
 Series 2004, FGIC insured, 5.00% 2030 (put 2011)
Other securities                                                                                          33,078       3.02

                                                                                                          46,412       4.24

Idaho  - 0.61%                                                                                             6,664        .61

Illinois  - 5.95%
City of Chicago, O'Hare International Airport:
 General Airport Rev. Ref. Bonds, Series 2004-B, MBIA insured, 5.00% 2007                 5,000            5,228
 Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010               4,000            4,185        .86
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.          3,935            4,340        .40
 Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011
Other securities                                                                                          51,317        .69

                                                                                                          65,070       5.95

Indiana  - 3.28%
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),                      3,640            4,050        .37
 Series 2002-F, 5.50% 2009-2011
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds, Series 1996,                  4,970            5,252        .48
 AMBAC insured, 5.25% 2010
Other securities                                                                                          26,617       2.43

                                                                                                          35,919       3.28

Kentucky  - 0.88%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),                4,150            4,464        .41
 Series 1999, 5.70% 2009
Other securities                                                                                           5,218        .47

                                                                                                           9,682        .88

Louisiana  - 0.70%
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our              4,500            4,688        .43
 Lady Health System Project), Series 1998-A, FSA insured, 5.50% 2006
Other securities                                                                                           3,022        .27

                                                                                                           7,710        .70


Maryland  - 0.85%                                                                                          9,308        .85

Massachusetts  - 2.65%
G.O. Bonds, Consolidated Loan, 5.00%-5.25% 2009-2013                                      5,575            6,184        .56
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                4,750            4,878        .45
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014        5,000            5,686        .52
Other securities                                                                                          12,266       1.12

                                                                                                          29,014       2.65

Michigan  - 4.32%
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group):
 Series 1999-B3, 5.30% 2033 (put 2006)                                                    5,000            5,238
 Series 1999-B4, 5.375% 2033 (put 2007)                                                   2,000            2,138        .68
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste            3,000            2,970        .27
 Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)
Other securities                                                                                          36,923       3.37

                                                                                                          47,269       4.32

Missouri  - 0.88%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A,          5,255            5,711        .52
 5.00% 2011
Other securities                                                                                           3,955        .36

                                                                                                           9,666        .88


Montana  - 0.67%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),       6,825            7,295        .67
 Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)



Nevada  - 1.35%                                                                                           14,783       1.35

New Jersey  - 3.57%
Certs. of Part., Series 2004-A, 5.00% 2009                                                4,000            4,309        .39
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,                    7,000            7,008        .64
 Series 2003, 6.125% 2024
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014                  8,000            9,028        .83
Other securities                                                                                          18,677       1.71

                                                                                                          39,022       3.57


New Mexico  - 0.53%                                                                                        5,806        .53

New York  - 8.97%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational        9,125           10,077        .92
Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)
City of New York, G.O. Bonds, 4.50%-5.625% 2007-2012                                     13,710           14,837       1.36
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A,          5,450            5,738        .52
 6.00% 2006
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series              7,000            7,859        .72
 2003-A, 5.50% 2026
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT:
 5.00% 2008                                                                               4,260            4,572
 5.00% 2009                                                                               4,000            4,328        .81
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds                4,000            4,328        .40
 (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)
Other securities                                                                                          46,400       4.24

                                                                                                          98,139       8.97

North Carolina  - 3.38%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds,                             14,155           15,291       1.40
 5.375%-7.00% 2007-2012
Other securities                                                                                          21,721       1.98

                                                                                                          37,012       3.38


Ohio  - 1.73%                                                                                             18,913       1.73


Pennsylvania  - 1.61%
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds              4,000            4,266        .39
 (International Paper Co. Projects), Series 2002-A, 4.90% 2009
Westmoreland County Industrial Dev. Auth., Rev. Bonds (National Waste and Energy          2,000            2,107        .19
 Corp.; Valley Landfill Expansion Project), Series 1993, AMT, 5.10% 2018 (put 2009)
Other securities                                                                                          11,278       1.03


                                                                                                          17,651       1.61


Puerto Rico  - 1.87%
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027           6,000            6,754        .62
 (put 2012)
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                  4,000            4,267        .39
Other securities                                                                                           9,455        .86

                                                                                                          20,476       1.87


South Carolina  - 0.56%                                                                                    6,106        .56

South Dakota  - 0.54%                                                                                      5,949        .54

Tennessee  - 2.43%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds                        7,490            8,082        .74
  Federal Express Corp.), Series 2001, 5.00% 2009
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds            8,500            9,043        .82
  Baptist Memorial Heath Care), Series 2004-A, 5.00% 2020 (put 2008)
Other securities                                                                                           9,499        .87

                                                                                                          26,624       2.43

Texas  - 17.03%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland         5,350            5,631        .51
 Forest Products Corp. Project), Series 1991, 5.65% 2012
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas
 Utilities Electric Co. Project):
 Series 1994-B, AMT, 5.40% 2029 (put 2006)                                                1,000           1,030
 Series 1995-B, AMT, 5.05% 2030 (put 2006)                                                4,465           4,590
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),         4,550           4,922        .96
 Series 2001-C, AMT, 5.75% 2036 (put 2011)
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev.         6,450           6,862        .63
 Bonds (Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20% 2033 (put 2008)
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management        1,000           1,000        .09
 of Texas, Inc. Denton County Project), Series 2003-B, AMT, 3.50% 2028 (put 2007)
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010              4,645           5,120        .47
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, AMBAC insured,       4,000           4,293        .40
 5.00% 2038 (put 2008)
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),         2,000           2,179        .20
 Series 2001-A, 5.50% 2022 (put 2011)
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series            4,740           5,266        .48
 2002-A, 5.50% 2010
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds:
 New Series 2002, 5.25% 2011                                                              4,500           5,022
 5.125%-5.30% 2007-2011                                                                   6,010            6,485       1.05
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,               4,000            4,281        .39
 Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,            10,500           11,256       1.03
 Series 2002, 5.00% 2008
Other securities                                                                                         118,382      10.82

                                                                                                         186,319      17.03


Virginia  - 1.40%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode           2,000            2,249        .21
 Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT,
 6.25% 2027 (put 2012)
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002,             4,345            4,770        .44
 AMT, 5.00% 2011
Other securities                                                                                           8,247        .75

                                                                                                          15,266       1.40

Washington  - 8.27%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds,                   5,500            6,140        .56
 5.25%-5.50% 2008-2012
G.O. Bonds, Series 1999-S1, 5.00% 2012                                                    4,700            5,046        .46
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2):
 Series 1997-B, 5.50% 2006                                                                1,000            1,043
 Series 1998-A, 5.00% 2005                                                                5,250            5,312
 Series 1998-A, 5.00% 2012                                                                4,000            4,326        .98
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,        4,000            4,482        .41
 Series 2002-B, FSA insured, 5.25% 2011
Other securities                                                                                          64,133       5.86

                                                                                                          90,482       8.27

Wisconsin  - 2.76%                                                                                        30,255       2.76

Other states and U.S. territories - 3.41%
Virgin Islands, Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes),        4,765            5,083        .47
 Senior Lien, Series 1998-A, 5.20% 2010
Other securities                                                                                          32,162       2.94


                                                                                                          37,245       3.41

Total bonds & notes (cost: $1,035,978,000)                                                             1,063,175      97.16


Short-term securities  - 2.98%

State of Indiana, City of Whiting, Environmental Facs. Rev. Bonds (BP Products           $1,200           $1,200       .11%
 North America Inc. Projects), Series 2003, AMT, 1.99% 2038 (2)
Massachusetts Bay Transportation Auth., General Transportation System Demand             10,000           10,000        .91
 Obligation Bonds, Series 2000, 1.85% 2030 (2)
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project),                1,100            1,100        .10
 Series 2000, AMT, 1.99% 2034 (2)
State of Ohio, Solid Waste Rev. Ref. Bonds (BP Products North America Inc.                3,085            3,085        .28
 Project), Series 2001-B, AMT, 1.99% 2034 (2)  (3)
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds           2,450            2,450        .23
 (BP Products North America Inc. Project), Series 2002, AMT, 1.99% 2036 (2)
State of Washington, Industrial Dev. Corp. of the Port of Bellingham,                     2,000            2,000        .18
 Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project),
 Series 2002, AMT, 1.99% 2033 (2)
Other securities                                                                                          12,760       1.17


TOTAL SHORT-TERM SECURITIES (cost: $32,595,000)                                                           32,595       2.98


TOTAL INVESTMENT SECURITIES (cost: $1,068,573,000)                                                     1,095,770     100.14
Other assets less liabilities                                                                             (1,476)     (0.14)

NET ASSETS                                                                                            $1,094,294    100.00%



 "Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $6,406,000, which represented 0.59% of the net assets of the fund.

(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES                                                                                        unaudited
at January 31, 2005                                                      (dollars and shares in thousands, except per-share amounts)

 Investment securities at market (cost: $1,068,573)                                      $1,095,770
 Cash                                                                                         1,182
 Receivables for:
  Sales of fund's shares                                       $4,407
  Interest                                                     12,501                        16,908

                                                                                          1,113,860
LIABILITIES:
 Payables for:
  Purchases of investments                                     14,844
  Repurchases of fund's shares                                  3,080
  Dividends on fund's shares                                      781
  Investment advisory services                                    262
  Services provided by affiliates                                 487
  Deferred Trustees' compensation                                  67
  Other fees and expenses                                          45                        19,566

NET ASSETS AT JANUARY 31, 2005                                                           $1,094,294

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                        $1,071,861
 Undistributed net investment income                                                            278
 Accumulated net realized loss                                                               (5,042)
 Net unrealized appreciation                                                                 27,197

NET ASSETS AT JANUARY 31, 2005                                                           $1,094,294





Shares of beneficial interest issued and outstanding - unlimited shares authorized, 70,592 total shares outstanding

                                                Net assets      Shares outstanding     Net asset value per share(1)
Class A                                         $844,645               54,487                    $15.50
Class B                                           52,334                3,376                     15.50
Class C                                          107,890                6,960                     15.50
Class F                                           36,806                2,374                     15.50
Class R-5                                         52,619                3,395                     15.50


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.10.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                                                                                    unaudited
for the six months ended January 31, 2005

Investment income:
 Income:
  Interest                                                                                            $20,869
 Fees and expenses:
  Investment advisory services                                           $1,618
  Distribution services                                                   2,099
  Transfer agent services                                                    93
  Administrative services                                                   141
  Reports to shareholders                                                    47
  Registration statement and prospectus                                      60
  Postage, stationery and supplies                                           19
  Trustees' compensation                                                     22
  Auditing and legal                                                         12
  Custodian                                                                   4
  Other                                                                      46

  Total expenses before waiver                                            4,161
   Waiver of expenses                                                        67                         4,094

 Net investment income                                                                                 16,775

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                          95
 Net unrealized appreciation on investments                                                            11,085

  Net realized gain and unrealized appreciation on investments                                         11,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $27,955



STATEMENT OF CHANGES IN NET ASSETS
                                                                        Six months                  Year ended
                                                                     ended January 31,               July 31,
                                                                           2005*                       2004

OPERATIONS:
 Net investment income                                                   $16,775                      $32,078
 Net realized gain on investments                                             95                          399
 Net unrealized appreciation on investments                               11,085                        7,334

  Net increase in net assets
   resulting from operations                                              27,955                       39,811

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (16,753)                     (32,008)

CAPITAL SHARE TRANSACTIONS                                                47,729                       63,598


TOTAL INCREASE IN NET ASSETS                                              58,931                       71,401

NET ASSETS:
 Beginning of period                                                   1,035,363                      963,962

 End of period (including undistributed net
  investment income: $278 and $256, respectively)                     $1,094,294                   $1,035,363

*Unaudited


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                          unaudited

1.   Organization and significant accounting policies

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks high current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:



Share class       Initial sales charge          Contingent deferred sales               Conversion feature
                                                 charge upon redemption

Class A             Up to 3.75%                  None (except 1% for                           None
                                                 certain redemptions
                                                  within one year of
                                                 purchase without an
                                                initial sales charge)

Class B                 None                   Declines from 5% to zero             Class B converts to class A
                                                for redemptions within                  after eight years
                                                six years of purchase

Class C                 None                  1% for redemptions within             Class C converts to Class F
                                                 one year of purchase                     after 10 years

Class F                 None                             None                                   None

Class R-5               None                             None                                   None




Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.   Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2005, the cost of investment securities for federal income tax purposes was $1,068,244,000.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                             $798
Accumulated short-term capital losses                         (5,119)
Undistributed long-term capital gains                             76
Gross unrealized appreciation on investment securities        29,330
Gross unrealized depreciation on investment securities        (1,804)
Net unrealized appreciation on investment securities          27,526

Accumulated short-term capital losses above include capital loss carryforwards of $390,000, $261,000, $702,000, $3,146,000 and $638,000 expiring in 2005, 2008,
2009, 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended January 31, 2005, the fund realized, on a tax basis, a net capital gain of $94,000.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class                Six months ended             Year ended
                           January 31, 2005           July 31, 2004
Class A                        $ 13,339                 $ 25,390
Class B                             672                    1,359
Class C                           1,306                    2,691
Class F                             554                      973
Class R-5                           882                    1,595

Total                          $ 16,753                 $ 32,008

3.   Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. During the six months ended January 31, 2005, CRMC reduced investment advisory services fees by $67,000. As a result, the fee shown on the accompanying financial statements of $1,618,000, which was equivalent to an annualized rate of 0.300%, was reduced to $1,551,000, or 0.288% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2005, unreimbursed expenses subject to reimbursement totaled $1,697,000 for Class A.


         Share class       Currently approved limits         Plan limits

         Class A                      0.30%                      0.30%
         Class B                      1.00                       1.00
         Class C                      1.00                       1.00
         Class F                      0.25                       0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

         Expenses under the agreements described above for the six months ended January 31, 2005, were as follows (dollars in thousands):



           Share class       Distribution       Transfer agent             Administrative services
                               services            services

                                                                           CRMC          Transfer agent
                                                                      administrative        services
                                                                         services

             Class A            $1,245                $86             Not applicable     Not applicable

             Class B              265                  7              Not applicable     Not applicable

             Class C              545              Included                $82                 $4
                                                      in
                                                administrative
                                                   services

             Class F              44               Included                 26                  2
                                                      in
                                                administrative
                                                   services

            Class R-5       Not applicable         Included                 26                  1
                                                      in
                                                administrative
                                                   services

             Total             $2,099                $93                  $134                 $7




DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation of $22,000, shown on the accompanying financial statements, includes $15,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.   Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):




Share class                                     Sales(1)            Reinvestments of       Repurchases(1)          Net increase
                                                                       dividends                                     decrease)

                                          Amount        Shares     Amount     Shares     Amount       Shares     Amount     Shares


Six months ended January 31, 2005
Class A                                    $128,867      8,305     $10,418      672      $(96,614)    (6,230)    $42,671     2,747
Class B                                       3,204        206         465       30        (4,056)      (261)       (387)      (25)
Class C                                      12,040        777         962       62       (13,775)      (888)       (773)      (49)
Class F                                       7,762        500         415       26        (4,421)      (285)      3,756       241
Class R-5                                     6,691        432         456       30        (4,685)      (302)      2,462       160


Total net increase
   (decrease)                              $158,564     10,220     $12,716      820    $ (123,551)    (7,966)    $47,729     3,074


Year ended July 31, 2004
Class A                                    $306,758     19,782     $19,963    1,289    $ (277,216)   (17,961)    $49,505     3,110
Class B                                      10,841        701         992       64       (10,932)      (707)        901        58
Class C                                      36,609      2,360       2,114      137       (37,982)    (2,459)        741        38
Class F                                      19,277      1,244         722       47       (16,473)    (1,066)      3,526       225
Class R-5                                    22,006      1,412         762       49       (13,843)      (898)      8,925       563

Total net increase
   (decrease)                              $395,491     25,499     $24,553    1,586    $ (356,446)   (23,091)    $63,598     3,994

(1)  Includes exchanges between share classes of the fund.


5.   Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $103,416,000 and $27,652,000, respectively, during the six months ended January 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2005, the custodian fee of $4,000, shown on the accompanying financial statements, includes $2,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS(1)



                                                                                   Income from investment operations(2)

                                                                                                 Net
                                                        Net asset                           gains (losses)
                                                           value,               Net         on securities               Total from
                                                        beginning        investment        (both realized               investment
                                                        of period            income        and unrealized)              operations

CLASS A:
 Six months ended 1/31/2005(5)                             $15.33              $.25                  $.17                     $.42
 Year ended 7/31/2004                                       15.17               .51                   .16                      .67
 Year ended 7/31/2003                                       15.28               .52                  (.11)                     .41
 Year ended 7/31/2002                                       15.08               .58                   .20                      .78
 Year ended 7/31/2001                                       14.43               .62                   .65                     1.27
 Year ended 7/31/2000                                       14.62               .62                  (.19)                     .43
CLASS B:
 Six months ended 1/31/2005(5)                              15.33               .20                   .17                      .37
 Year ended 7/31/2004                                       15.17               .40                   .16                      .56
 Year ended 7/31/2003                                       15.28               .42                  (.11)                     .31
 Year ended 7/31/2002                                       15.08               .47                   .20                      .67
 Year ended 7/31/2001                                       14.43               .48                   .69                     1.17
 Period from 3/15/2000 to 7/31/2000                         14.27               .16                   .21                      .37
CLASS C:
 Six months ended 1/31/2005(5)                              15.33               .19                   .17                      .36
 Year ended 7/31/2004                                       15.17               .38                   .16                      .54
 Year ended 7/31/2003                                       15.28               .40                  (.11)                     .29
 Year ended 7/31/2002                                       15.08               .45                   .20                      .65
 Period from 3/15/2001 to 7/31/2001                         14.92               .15                   .17                      .32
CLASS F:
 Six months ended 1/31/2005(5)                              15.33               .25                   .17                      .42
 Year ended 7/31/2004                                       15.17               .49                   .16                      .65
 Year ended 7/31/2003                                       15.28               .51                  (.11)                     .40
 Year ended 7/31/2002                                       15.08               .55                   .20                      .75
 Period from 3/15/2001 to 7/31/2001                         14.92               .16                   .19                      .35
CLASS R-5:
 Six months ended 1/31/2005(5)                              15.33               .27                   .17                      .44
 Year ended 7/31/2004                                       15.17               .54                   .16                      .70
 Year ended 7/31/2003                                       15.28               .56                  (.11)                     .45
 Period from 7/15/2002 to 7/31/2002                         15.27               .02                   .01                      .03


                                                         Dividends
                                                         (from net         Net asset                                   Net assets,
                                                         investment        value, end               Total             end of period
                                                           income)         of period               return(3)          (in millions)
Class A:
 Six months ended 1/31/2005(5)                              $(.25)           $15.50                 2.76%                  $845
 Year ended 7/31/2004                                        (.51)            15.33                  4.40                   793
 Year ended 7/31/2003                                        (.52)            15.17                  2.71                   738
 Year ended 7/31/2002                                        (.58)            15.28                  5.32                   497
 Year ended 7/31/2001                                        (.62)            15.08                  8.99                   306
 Year ended 7/31/2000                                        (.62)            14.43                  3.09                   258
CLASS B:
 Six months ended 1/31/2005(5)                               (.20)            15.50                  2.41                    52
 Year ended 7/31/2004                                        (.40)            15.33                  3.69                    52
 Year ended 7/31/2003                                        (.42)            15.17                  1.98                    51
 Year ended 7/31/2002                                        (.47)            15.28                  4.52                    17
 Year ended 7/31/2001                                        (.52)            15.08                  8.24                     2
 Period from 3/15/2000 to 7/31/2000                          (.21)            14.43                  2.59                     1
CLASS C:
 Six months ended 1/31/2005(5)                               (.19)            15.50                  2.34                   108
 Year ended 7/31/2004                                        (.38)            15.33                  3.55                   107
 Year ended 7/31/2003                                        (.40)            15.17                  1.86                   106
 Year ended 7/31/2002                                        (.45)            15.28                  4.38                    49
 Period from 3/15/2001 to 7/31/2001(5)                       (.16)            15.08                  2.14                     4
CLASS F:
 Six months ended 1/31/2005                                  (.25)            15.50                  2.72                    37
 Year ended 7/31/2004                                        (.49)            15.33                  4.32                    33
 Year ended 7/31/2003                                        (.51)            15.17                  2.61                    29
 Year ended 7/31/2002                                        (.55)            15.28                  5.11                    13
 Period from 3/15/2001 to 7/31/2001(5)                       (.19)            15.08                  2.34                     2
CLASS R-5:
 Six months ended 1/31/2005(5)                               (.27)            15.50                  2.87                    52
 Year ended 7/31/2004                                        (.54)            15.33                  4.63                    50
 Year ended 7/31/2003                                        (.56)            15.17                  2.93                    40
 Period from 7/15/2002 to 7/31/2002                          (.02)            15.28                   .23                    27





                                                   Ratio of expenses                  Ratio of expenses
                                                       to average                         to average               Ratio of
                                                       net assets                         net assets              net income
                                                         before                              after                to average
                                                         waivers                            waivers   (4)         net assets

CLASS A:
 Six months ended 1/31/2005(5)                                .66%   (6)                         .65%   (6)            3.22%     (6)
 Year ended 7/31/2004                                         .68                                .66                   3.27
 Year ended 7/31/2003                                         .71                                .66                   3.37
 Year ended 7/31/2002                                         .75                                .70                   3.86
 Year ended 7/31/2001                                         .80                                .75                   4.18
 Year ended 7/31/2000                                         .81                                .75                   4.33
CLASS B:
 Six months ended 1/31/2005(5)                               1.38   (6)                         1.36   (6)             2.51      (6)
 Year ended 7/31/2004                                        1.38                               1.37                   2.57
 Year ended 7/31/2003                                        1.40                               1.35                   2.63
 Year ended 7/31/2002                                        1.45                               1.40                   3.06
 Year ended 7/31/2001                                        1.60                               1.59                   3.24
 Period from 3/15/2000 to 7/31/2000                           .71                                .61                   1.23
CLASS C:
 Six months ended 1/31/2005(5)                               1.51   (6)                         1.50   (6)             2.38      (6)
 Year ended 7/31/2004                                        1.51                               1.50                   2.43
 Year ended 7/31/2003                                        1.54                               1.49                   2.51
 Year ended 7/31/2002                                        1.58                               1.52                   2.92
 Period from 3/15/2001 to 7/31/2001                           .75                                .75                   1.05
CLASS F:
 Six months ended 1/31/2005(5)                                .75   (6)                          .74   (6)             3.12      (6)
 Year ended 7/31/2004                                         .76                                .75                   3.17
 Year ended 7/31/2003                                         .79                                .74                   3.27
 Year ended 7/31/2002                                         .87                                .82                   3.69
 Period from 3/15/2001 to 7/31/2001                           .60                                .60                   1.18
CLASS R-5:
 Six months ended 1/31/2005(5)                                .44   (6)                          .43   (6)             3.44      (6)
 Year ended 7/31/2004                                         .46                                .44                   3.49
 Year ended 7/31/2003                                         .49                                .44                   3.61
 Period from 7/15/2002 to 7/31/2002                           .02                                .02                    .16





                                                     Six months ended
                                                        January 31,                            Year ended July 31
                                                          2005(5)           2004          2003         2002         2001      2000


Portfolio turnover rate for all classes of shares            3%              10%           10%          9%           21%       34%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services for all share classes.

(5)  Unaudited.

(6)  Annualized.


See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                   Beginning            Ending         Expense        Annualized
                                                    account             account         paid           expense
                                                     value               value         during           ratio
                                                   8/1/2004            1/31/2005       period(1)


Class A -- actual return                          $1,000.00             $1,027.62       $3.32             .65%
Class A -- assumed 5% return                       1,000.00              1,021.93        3.31              .65

Class B -- actual return                           1,000.00              1,024.05        6.94             1.36
Class B -- assumed 5% return                       1,000.00              1,018.35        6.92             1.36

Class C -- actual return                           1,000.00              1,023.40        7.65             1.50
Class C -- assumed 5% return                       1,000.00              1,017.64        7.63             1.50

Class F -- actual return                           1,000.00              1,027.17        3.78              .74
Class F -- assumed 5% return                       1,000.00              1,021.48        3.77              .74

Class R-5 -- actual return                         1,000.00              1,028.72        2.20              .43
Class R-5 -- assumed 5% return                     1,000.00              1,023.04        2.19              .43



(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company (Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Limited Term Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.71 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.09 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete January 31, 2005, portfolio of Limited Term Tax-Exempt Bond Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

Limited Term Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 mutual funds, consistent philosophy, consistent results

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
>  Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-943-0305P

Litho in USA WG/CG/8089-S1941

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
INVESTMENT PORTFOLIO



January 31, 2005                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 97.16%                                                                                        (000)           (000)


ALABAMA -- 0.43%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2006                      $1,000         $  1,031
Industrial Dev. Board of the City of Butler, Pollution Control Rev. Ref. Bonds (James River Project),
  Series 1993, 5.50% 2005                                                                                     1,000            1,011
Industrial Dev. Board of the City of Selma, Environmental Improvement Rev. Ref. Bonds (International
  Paper Co. Projects), Series 2003-A, 4.75% 2011                                                              2,500            2,634
                                                                                                                               4,676

ALASKA -- 1.54%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2009     1,685            1,842
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010         1,000            1,047
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 4.75% 2015         2,250            2,230
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021        6,365            6,143
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011                       1,000            1,036
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A3, AMT, 5.25% 2011                              2,000            2,181
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010                    2,140            2,376
                                                                                                                              16,855

ARIZONA -- 0.97%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West
  Project), Series 1998-A, 4.30% 2005                                                                         1,950            1,964
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds
  (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                                       1,345            1,470
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds
  (Waste Management, Inc. Project), Series 2003-A2, AMT, 4.45% 2028 (put 2008)                                3,750            3,836
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012                     3,000            3,350
                                                                                                                              10,620

CALIFORNIA -- 5.25%
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref.
  Bonds(Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008                                       2,700            2,889
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
  (San Diego Hospital Association), Series 2001-A, 5.25% 2006                                                 1,025            1,059
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
  (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007                                 435              448
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
  (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007                                 510              529
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
  (Episcopal Homes Foundation), Series 1998, 4.80% 2006                                                       2,000            2,046
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
  (Episcopal Homes Foundation), Series 1998, 5.00% 2007                                                       1,405            1,462
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
  (Episcopal Homes Foundation), Series 1998, 5.00% 2008                                                      $2,455         $  2,569
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
  (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                      1,000            1,039
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
  Homes Obligated Group, Rev. Bonds, (Redwood Senior Homes and Services), Series 2002, 5.50% 2012             1,695            1,817
Econ. Recovery Bonds, Series 2004-B4, 5.00% 2023 (put 2008)                                                     500              536
G.O. Bonds 5.25% 2006                                                                                         2,000            2,061
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West Project), Series 2004-H, 4.45%
  2026 (put 2011)                                                                                             1,000            1,029
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West Project),
  Series 1999-A, 6.00% 2009                                                                                     620              669
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central California Project),
  Series 2001, 4.75%2007                                                                                      1,005            1,033
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
  Series 1995-A, 5.75% 2005 (escrowed to maturity)                                                            1,290            1,310
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
  Series 2003-A, AMT, 5.00% 2038 (put 2013)                                                                   2,000            2,084
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
  Series 1998-A, AMT, 5.10% 2018 (put 2008)                                                                   4,300            4,508
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
  Series 2002-A, AMT, 3.125% 2022 (put 2006)                                                                  2,000            1,993
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
  Series 2003-C, 5.00% 2011                                                                                   1,350            1,479
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
  Series 2004-E, 3.00% 2006                                                                                   1,000            1,007
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
  Series 2004-A, 5.00% 2011                                                                                   1,000            1,096
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2009                             1,000            1,083
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2011                             1,420            1,555
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
  Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                                  4,000            4,183
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview
  Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)                                               1,150            1,232
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark
  Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                                            1,500            1,607
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-D, 4.35% 2036 (put 2007)          220              226
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        1,000              990
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.70% 2009           1,010            1,070
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 4.80% 2010             940            1,004
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2008                                  2,000            2,167
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2010                                  1,000            1,113
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2012                     1,000            1,132
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.25% 2010                    6,650            7,410
                                                                                                                              57,435

COLORADO -- 2.63%
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2008       2,340            2,546
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2010       2,000            2,168
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011       2,000            2,174
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012       1,500            1,630
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012                     4,000            4,417
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project) ,
  Series 1997-A, 5.75% 2007                                                                                   1,385            1,399
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010                      2,145            2,301
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010                        2,000            2,209
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2010                       1,500            1,622
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2012                       1,000            1,088
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011             1,450            1,534
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
  Series 2002, 5.00% 2010                                                                                     1,000            1,068
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
  Series 2002, 5.00% 2011                                                                                     1,100            1,172
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
  Series 2004-B, 3.75% 2034 (put 2009)                                                                        1,200            1,201
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-D3, 6.125% 2023       1,145            1,156
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1995-C2, 5.625% 2009                          25               25
University of Colorado Hospital Auth., Hospital Rev. Ref. Bonds, Series 1997-A, AMBAC insured, 5.50% 2007     1,000            1,075
                                                                                                                              28,785

CONNECTICUT -- 0.88%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 20111                           4,000            4,249
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.55% 20081                           1,000            1,086
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.70% 20121                           1,000            1,071
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
  Series 2001, 5.375% 2011                                                                                    3,000            3,189
                                                                                                                               9,595

DELAWARE -- 0.20%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co.
Project), Series 2001-C,
  AMBAC insured, 4.90% 2026 (put 2011)                                                                        2,000            2,166


DISTRICT OF COLUMBIA -- 1.45%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2010                                     1,000            1,095
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013                                     2,000            2,212
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012                 1,000            1,067
G.O. Ref. Bonds, Series 1993-B2, FSA insured, 5.50% 2010                                                      2,500            2,786
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009                                                           695              769
G.O. Ref. Bonds, Series 1999, FSA insured, 5.50% 2009 (escrowed to maturity)                                    195              216
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A,
  MBIA insured, 6.00% 2006 (escrowed to maturity)                                                             1,000            1,054
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue), Series 1997-A,
  MBIA insured, 6.00% 2007 (escrowed to maturity)                                                             1,250            1,355
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University Hospital and Washington
  Hospital Center Projects), Series 2001-B, 6.625% 2031 (preref. 2005)                                        2,000            2,004
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2009                        1,570            1,720
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.25% 2010                        1,400            1,550
                                                                                                                              15,828

FLORIDA -- 4.24%
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
  Series 2001-A, 5.50% 2008                                                                                   1,000            1,090
Dade County, Resource Recovery Fac. Rev. Ref. Bonds, Series 1996, AMT, AMBAC insured, 6.00% 2006              3,500            3,693
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A,
  5.25% 2012                                                                                                  1,535            1,702
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
  Obligated Group), Series 2002-B, 5.00% 2010                                                                 2,000            2,162
Hillsborough County Aviation Auth., Tampa International Airport Rev. Bonds, Series 2003-A, AMT,
  MBIA insured, 5.25% 2012                                                                                    1,500            1,660
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
  Series 2003-A, 5.00% 2010                                                                                   2,905            3,127
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
  Series 2003-A, 5.00% 2012                                                                                   2,195            2,364
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
  Shell Point Village
  Project), Series 1999-A, 5.25% 2005                                                                        $2,185         $  2,221
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
  Shell Point Village
  Project), Series 1999-A, 5.25% 2007                                                                         1,250            1,311
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
  Shell Point Village Project), Series 1999-A, 5.50% 2008                                                     1,000            1,063
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
  Shell Point Village Project), Series 1999-A, 5.50% 2010                                                     1,200            1,284
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
  Shell Point Village Project), Series 1999-A, 5.75% 2012                                                     1,800            1,921
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009                    3,000            3,273
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2010                    2,000            2,197
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
  Series 2004, AMT, 4.00% 2018 (put 2009)                                                                     1,000            1,006
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)        2,915            3,174
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)        5,175            5,554
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project), Series 2004,
  FGIC insured, 5.00% 2030 (put 2011)                                                                         4,650            5,072
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two, Series Eighteen, 5.00% 2009              1,000            1,093
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds,
  Series 2003-B, 5.00% 2008                                                                                   1,435            1,445
                                                                                                                              46,412

GEORGIA -- 0.30%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012                        2,000            2,226
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff
  Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                                     995            1,036
                                                                                                                               3,262

HAWAII -- 0.09%
Certs. of Part. (Kapolei State Office Building), Series 1998-A, AMBAC insured, 5.00% 2005                     1,000            1,007


IDAHO -- 0.61%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-C2, AMT, FHA insured, 5.25% 2011        240              243
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-E3, AMT, 5.125% 2011                    330              334
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012                      625              627
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-I2, AMT, 4.70% 2012                     310              313
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021           855              891
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023        2,135            2,150
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023         1,080            1,067
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023         1,000            1,039
                                                                                                                               6,664

ILLINOIS -- 5.95%
Chicago Board of Education, Unlimited Tax G.O. Bonds (Dedicated Revenues), Series 2001-C,
  FSA insured, 5.25% 2010                                                                                     1,000            1,115
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-B,
  MBIA insured, 5.00% 2007                                                                                    5,000            5,228
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds, Series 1996-A,
  AMBAC insured, 5.60% 2010                                                                                   4,000            4,185
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307
  Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                                                    3,935            4,340
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
  Limited Tax Series D of December 2002, 5.00% 2010                                                           2,700            2,975
Community College Dist. No. 502, Counties of DuPage, Cook and Will, G.O. Bonds,
  Series 2003-A, 5.00% 2011                                                                                   1,000            1,108
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2009                            2,000            2,177
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.00% 2010                            1,500            1,647
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
  Series 2002, 4.05% 2036 (put 2011)                                                                          4,000            4,091
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Northwestern University), Series 1997,
  5.00% 2032 (put 2009)                                                                                       2,500            2,705
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
  (University Center Project), Series 2002, 5.25% 2010                                                        1,015            1,083
G.O. Bonds, Illinois FIRST, Series of December 2002, 5.25% 2010                                               2,000            2,230
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008                                            1,000            1,084
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009                                                     1,945            2,122
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009 (preref. 2008)                                      2,055            2,254
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.25% 2005                      1,615            1,640
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2006                        750              776
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 5.25% 2007                        1,000            1,061
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 5.30% 2008                        2,000            2,154
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011                       1,000            1,133
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.10% 2005                 1,815            1,841
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2006
  (escrowed to maturity)                                                                                        980            1,019
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2007                              2,480            2,628
Health Facs. Auth., Rev. Bonds (Highland Park Hospital Project), Series 1997-A,
  FGIC insured, 5.50% 2005                                                                                      765              782
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.25% 2005                                 855              872
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.375% 2006                                900              939
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 5.50% 2008                               1,000            1,080
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007                          3,000            3,176
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2010                          2,000            2,190
Health Facs. Auth., Rev. Ref. Bonds (Northwestern Medical Faculty Foundation, Inc.),
  Series 1998, MBIA insured, 5.25% 2006                                                                       1,810            1,895
Health Facs. Auth., Rev. Ref. Bonds (University of Chicago Hospitals and Health System),
  Series 2003, MBIA insured, 5.00% 2008                                                                       1,000            1,073
Indian Prairie Community, Unit School Dist. No. 204, DuPage and Will Counties,
  School Building Bonds (Naperville/Aurora), Series 1998, 5.25% 2011                                          2,275            2,467
                                                                                                                              65,070

INDIANA -- 3.28%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2009                    1,200            1,298
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of
  Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                                   1,390            1,473
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2008             1,000            1,082
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011             2,000            2,193
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
  MBIA insured, 5.25% 2008                                                                                    1,000            1,068
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008             1,000            1,067
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2009             2,415            2,599
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2010             1,445            1,564
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2011             1,525            1,657
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009                1,000            1,101
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2010                1,000            1,112
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2011                1,640            1,837
State Revolving Fund Program Bonds, Series 1998-A, 5.00% 2010                                                 3,085            3,314
State Revolving Fund Program Bonds, Series 2001-A, 5.25% 2009                                                 1,825            1,990
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011                                                 1,500            1,697
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds, Series 1996, AMBAC insured, 5.25% 2010            4,970            5,252
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2011                    2,000            2,187
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2012                    1,000            1,096
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2009                                     1,000            1,087
Trustees of Purdue University, Certs. of Part., Series 2001-A, 5.00% 2010                                     1,135            1,245
                                                                                                                              35,919

IOWA -- 0.29%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.30% 2009         $1,000         $  1,097
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011                                       1,000            1,036
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       1,000            1,021
                                                                                                                               3,154

KENTUCKY -- 0.88%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009            4,150            4,464
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A, 6.125% 2010         3,000            3,229
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
  Healthcare, Inc. Project), Series 1997, 5.40% 2006                                                          1,500            1,517
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
  Healthcare, Inc. Project), Series 1997, 5.50% 2007                                                            465              472
                                                                                                                               9,682

LOUISIANA -- 0.70%
Jefferson Parish Hospital Service Dist. No. 2, Hospital Rev. Bonds, Series 1998, FSA insured, 5.00% 2005      1,000            1,012
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
  Series 1998-A, FSA insured, 5.50% 2006                                                                      4,500            4,688
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A,
  MBIA insured, 4.00% 2005                                                                                    2,000            2,010
                                                                                                                               7,710

MAINE -- 0.09%
Housing Auth., Mortgage Purchase Bonds, Series 2001-E1 (Non-AMT), 4.125% 2010                                 1,000            1,044


MARYLAND -- 0.85%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012          2,765            2,802
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series F, 5.50% 2008                            1,000            1,098
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
  Series 2004, 5.00% 2010                                                                                     1,755            1,878
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
  Series 2004, 5.00% 2011                                                                                     1,775            1,902
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
  Series 2004, 5.00% 2013                                                                                     1,530            1,628
                                                                                                                               9,308

MASSACHUSETTS -- 2.65%
Educational Fncg. Auth., Education Loan Rev. Ref. Bonds, Issue G, Series 2000-A, AMT,
  MBIA insured, 5.55% 2008                                                                                    1,565            1,627
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                           1,000            1,149
G.O. Bonds, Consolidated Loan of 2001, Series B, 5.25% 2009                                                   1,575            1,723
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2013                                                   2,000            2,248
G.O. Bonds, Consolidated Loan of 2004, Series A, 5.00% 2012                                                   2,000            2,213
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
  Series C, 5.00% 2007                                                                                        1,550            1,636
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
  Series E, 5.00% 2010                                                                                        1,000            1,092
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
  Series E, 5.00% 2011                                                                                        1,000            1,098
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
  Series E, 5.00% 2012                                                                                        1,500            1,650
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                                    4,750            4,878
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),
  Series 1998-A, AMT, 5.15% 2007                                                                              1,550            1,598
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014                            5,000            5,686
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 5),
  Series A, MBIA insured, 5.00% 2010                                                                          1,205            1,320
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
  Series A, MBIA insured, 5.00% 2010                                                                          1,000            1,096
                                                                                                                              29,014


MICHIGAN -- 4.32%
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
  Series 2002-D, AMT, FGIC insured, 5.25% 2011                                                               $3,530         $  3,880
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT,
  AMBAC insured, 4.45% 2010                                                                                   2,000            2,095
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
  Series 1993-A, 6.375% 2009                                                                                  1,015            1,016
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
  Series 1993-B, AMBAC insured, 5.00% 2006                                                                    1,000            1,022
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.50% 2008                1,000            1,078
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2010           2,000            2,159
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.25% 2011           2,000            2,163
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A,
  AMBAC insured, 6.00% 2011                                                                                   1,250            1,455
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006               1,520            1,529
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
  Series 1995, 6.00% 2008                                                                                       635              632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2009              1,900            2,046
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-A, 5.25% 2007        1,940            2,089
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B3, 5.30% 2033 (put 2006)        5,000            5,238
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B4, 5.375% 2033 (put 2007)       2,000            2,138
Hospital Fin. Auth., Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 4.90% 2007            1,140            1,176
Hospital Fin. Auth., Rev. Ref. Bonds (MidMichigan Obligated Group), Series 1997-A,
  FSA insured, 5.50% 2007                                                                                     2,775            2,955
Kent Hospital Fin. Auth, Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010                              2,020            2,201
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2010                     1,000            1,096
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    1,000            1,095
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
  Series 2004-G, 5.00% 2011                                                                                   1,395            1,511
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
  Series 2004-G, 5.00% 2013                                                                                   1,040            1,122
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2010        1,110            1,225
State Trunk Line Fund Ref. Bonds, Series 1998-A, 5.25% 2011                                                   1,000            1,124
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc.
  Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                                           3,000            2,970
Underground Storage, Tank Financial Assurance Auth., Rev. Ref. Bonds, Series 1996-I,
AMBAC insured, 5.50% 2009 (preref. 2006)                                                                      2,150            2,254
                                                                                                                              47,269

MINNESOTA -- 0.35%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds,
  Series 2003, 5.25% 2010                                                                                     1,050            1,119
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H, AMT, 4.25% 2006                              1,060            1,084
Minneapolis - St. Paul Metropolitan Airports Commission, AMT, AMBAC insured, 5.50% 2008                       1,500            1,607
                                                                                                                               3,810

MISSOURI -- 0.88%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                   5,255            5,711
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village),
  Series 2002, 5.75% 2009                                                                                     1,255            1,369
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds (John Knox Village),
  Series 2002, 5.875% 2010                                                                                    1,325            1,473
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
  Series 2003-A, FSA insured, 5.25% 2012                                                                      1,000            1,113
                                                                                                                               9,666

MONTANA -- 0.67%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
  Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)                                                   6,825            7,295


NEBRASKA -- 0.22%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2002-D, AMT, 3.90% 2009                       1,130            1,149
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012                      1,155            1,289
                                                                                                                               2,438

NEVADA -- 1.35%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.),
  AMT, 3.25% 2031 (put 2009)                                                                                  3,000            2,971
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A, FSA insured, 5.00% 2010              1,000            1,097
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 6.20% 2009         710              761
Highway Improvement Motor Vehicle Fuel Tax Rev. Bonds, Series December 1, 2000-A, 5.00% 2009                  2,000            2,182
Housing Division, Single-family Mortgage Bonds, Series 1998-B1, 5.20% 2011                                      365              374
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
  Series 2003-A, 5.00% 2011                                                                                   3,450            3,671
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
  Series 2003-A, 4.50% 2012                                                                                   3,625            3,727
                                                                                                                              14,783

NEW JERSEY -- 3.57%
Certs. of Part., Series 2004-A, 5.00% 2009                                                                    4,000            4,309
Certs. of Part., Series 2004-A, 5.00% 2010                                                                    3,500            3,798
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.00% 2006      1,275            1,292
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.05% 2007      1,375            1,412
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                  3,000            3,143
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012         1,795            1,975
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019               1,000            1,001
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024               7,000            7,008
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014                                      8,000            9,028
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2008                       2,000            2,142
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2009                       2,000            2,166
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C, 5.00% 2010                       1,600            1,748
                                                                                                                              39,022

NEW MEXICO -- 0.53%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2009                                                   3,500            3,695
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                                   2,000            2,111
                                                                                                                               5,806

NEW YORK -- 8.97%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 4.875% 2007          540              542
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured,
  5.25% 2032 (put 2013)                                                                                       2,000            2,216
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007                 990            1,055
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007
  (escrowed to maturity)                                                                                         10               11
Dormitory Auth., Rev. Bonds (Center for Nursing and Rehabilitation, Inc.), Series 1997,
  FHA insured, 4.75% 2007                                                                                        55               55
Dormitory Auth., Secured Hospital Rev. Bonds (Saint Agnes Hospital), Series 1998-A, 4.80% 2006                1,000            1,001
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical Center),
  Series 1998-H, 5.125% 2008                                                                                  1,000            1,067
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
  Series 2003-A, 5.00% 2012                                                                                   3,500            3,886
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
  Series 2002-B, 5.25% 2023 (put 2012)                                                                        9,125           10,077
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   5,450            5,738
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   1,000            1,055
Local Government Assistance Corp. (A Public Benefit Corp.), Subordinate Lien Ref. Bonds,
  Series 2003-A2, 5.00% 2010                                                                                  1,500            1,643
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2006                        2,000            2,086
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2008                        1,615            1,723
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2010                        3,000            3,250
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.00% 2011                        2,000            2,177
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.00% 2012               1,000            1,099
City of New York, G.O. Bonds, Fiscal 1997 Series L, 5.625% 2007                                               1,000            1,070
City of New York, G.O. Bonds, Fiscal 2001 Series B, 4.90% 2009                                                1,000            1,077
City of New York, G.O. Bonds, Fiscal 2001 Series B, 5.50% 2010                                                1,000            1,110
City of New York, G.O. Bonds, Fiscal 2001 Series D, 5.50% 2009                                                1,000            1,101
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2010                                                1,000            1,086
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                               2,000            2,185
City of New York, G.O. Bonds, Fiscal 2003 Series G, 5.25% 2008                                                2,460            2,654
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                3,000            3,190
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2011                                                1,250            1,364
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026               7,000            7,859
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2008                        4,260            4,572
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009                        4,000            4,328
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.25% 2009                       3,055            3,337
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.25% 2010                       2,000            2,209
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.25% 2010               1,500            1,662
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B1, 5.00% 2008                           2,000            2,146
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B1, 5.00% 2009                           2,000            2,162
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B1, 5.00% 2010                           2,000            2,181
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2009                        2,000            2,184
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010                        3,000            3,304
City University of New York, Certs. of Part. (John Jay College of Criminal Justice Project), 6.00% 2006       1,500            1,578
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
  Series 2002-A, 5.00% 2017 (put 2011)                                                                        4,000            4,328
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
  Series 2002-A, 5.50% 2017 (put 2011)                                                                        2,500            2,771
                                                                                                                              98,139

NORTH CAROLINA -- 3.38%
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009                          1,035            1,118
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                        1,950            2,153
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       1,750            1,923
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 5.50% 2007                        3,800            3,974
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2010                        1,500            1,629
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011                        1,000            1,091
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012                        2,155            2,360
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010                       2,000            2,161
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2011                        1,000            1,102
Infrastructure Fin. Corp, Lease-Purchase Rev. Bonds (North Carolina Correctional Facs. Projects),
  Series 2003, 4.50% 2007                                                                                     2,000            2,101
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1992, MBIA insured, 6.00% 2010               3,000            3,408
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1997-A, MBIA insured, 5.125% 2011            3,750            3,999
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2009                           1,660            1,857
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010                          2,500            2,863
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2012                           2,500            2,768
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013                           2,250            2,505
                                                                                                                              37,012

OHIO -- 1.73%
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.30% 2037 (put 2010)           2,000            2,083
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (put 2012)           2,000            2,107
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
  ASSET GUARANTY insured, RADIAN insured, 4.70% 2008                                                          1,155            1,219
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.00% 2010         1,945            2,086
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011         2,040            2,254
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012         2,150            2,387
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
  Series 2001-A, 5.25% 2009                                                                                   1,170            1,267
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
  Series 2001-A, 5.25% 2010                                                                                   2,275            2,480
County of Montgomery, Rev. Bonds (Catholic Health Initiatives), Series 2001, 4.00% 2005                       2,000            2,021
Student Loan Funding Corp. (Cincinnati), Student Loan Rev. Bonds, Series 1988-B3, AMT,
  AMBAC insured, 5.125% 2005                                                                                  1,000            1,009
                                                                                                                              18,913

OKLAHOMA -- 0.13%
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS
  Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS
  Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                              $1,240         $  1,394


OREGON -- 0.20%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds, Series 1999,
  5.25% 2010 (preref. 2009)                                                                                   2,000           2,199


PENNSYLVANIA -- 1.61%
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
  (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                               4,000            4,266
Higher Educational Facs. Auth., Rev. Bonds (University of Pennsylvania), Series 2005-A,
  AMBAC insured, 5.00% 2014                                                                                   2,000            2,213
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.50% 2006                                                        2,045            2,118
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.50% 2008                                                        1,000            1,075
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012                          910              938
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia Airport System Project),
  Series 1998-A, AMT, FGIC insured, 5.25% 2009                                                                3,410            3,668
Scranton-Lackawanna Health and Welfare Auth., Hospital Rev. Ref. Bonds (Community
  Medical Center Project), MBIA insured, 5.25% 2005                                                           1,250            1,266
Westmoreland County Industrial Dev. Auth., Rev. Bonds (National Waste and Energy Corp.; Valley
  Landfill Expansion Project), Series 1993, AMT, 5.10% 2018 (put 2009)                                        2,000            2,107
                                                                                                                              17,651

PUERTO RICO -- 1.87%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)          3,635            3,918
G.O. Bonds, Series D, FSA insured, 5.00% 2021 (put 2008)                                                      1,000            1,076
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      3,000            3,345
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027 (put 2012)                    6,000            6,754
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)      1,000            1,116
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      4,000            4,267
                                                                                                                              20,476

RHODE ISLAND -- 0.23%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
  Series 2002, 5.75% 2009                                                                                     1,340            1,455
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
  Series 2002, 5.75% 2010                                                                                     1,020            1,114
                                                                                                                               2,569

SOUTH CAROLINA -- 0.56%
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
  Series 1999-A, 5.125% 2012                                                                                  2,500            2,674
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A2, AMT, FSA insured, 5.875% 2009                  890              899
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
  Series 2001-B, 6.00% 2022                                                                                   1,500            1,503
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006         1,000            1,030
                                                                                                                               6,106

SOUTH DAKOTA -- 0.54%
Education Loans Incorporated, Student Loan Asset-Backed Callable Notes, Series 1998-1, AMT, 4.95% 2010        3,500            3,718
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2001-C, 4.55% 2010                                     980            1,037
Housing Dev. Auth., Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009                            1,150            1,194
                                                                                                                               5,949


TENNESSEE -- 2.43%
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006                            2,000            2,090
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
  Series 2001, 5.00% 2009                                                                                     7,490            8,082
Metropolitan Government of Nashville and Davidson County, G.O. Multi-Purpose Improvement Bonds,
  Series 1997-A, 5.125% 2010                                                                                  1,000            1,056
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
  Memorial Heath Care), Series 2004-A, 5.00% 2020 (put 2008)                                                  8,500            9,043
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
  (Wellmont Health System Project), Series 2002, 5.50% 2006                                                   1,475            1,523
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
  (Wellmont Health System Project), Series 2002, 5.75% 2007                                                   1,555            1,640
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, 5.00% 2007                                                     1,000            1,037
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2009                                     2,000            2,153
                                                                                                                              26,624

TEXAS -- 17.03%
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest
  Products Corp. Project), Series 1991, 5.65% 2012                                                            5,350            5,631
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2011       1,220            1,348
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2003, 5.00% 2012       1,000            1,109
City of Austin, Public Improvement Bonds, 5.75% 2011                                                          1,500            1,675
City of Austin, Public Improvement Bonds, Series 2001, 5.00% 2010                                             2,000            2,203
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
  Obligated Group Project), Series 1998, 5.00% 2005                                                           1,330            1,354
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
  Obligated Group Project), Series 1998, 5.00% 2007                                                           1,470            1,547
Bexar County, Rev. Bonds (Tax-Exempt Venue Project), Series 2000, MBIA insured, 5.50% 2009                    2,000            2,216
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities
  Electric Co. Project), Series 1994-B, AMT, 5.40% 2029 (put 2006)                                            1,000            1,030
Brazos River Auth., Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities
  Electric Co. Project), Series 1995-B, AMT, 5.05% 2030 (put 2006)                                            4,465            4,590
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
  Series 2001-C, AMT, 5.75% 2036 (put 2011)                                                                   4,550            4,922
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
  (Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20% 2033 (put 2008)                                      6,450            6,862
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                                      1,000            1,109
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and
  Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                                                     1,000            1,060
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and Schoolhouse Bonds,
  Series 2001, 5.25% 2011                                                                                     2,000            2,233
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
  Series 1998, 5.00% 2012                                                                                     2,000            2,124
City of Dallas (Dallas, Denton, Collin and Rockwell Counties), Waterworks and Sewer System
  Rev. Ref. Bonds, Series 1998, 5.125% 2010                                                                   1,490            1,652
City of Dallas (Dallas, Denton, Collin and Rockwell Counties), Waterworks and Sewer System Rev.
  Ref. Bonds, Series 1998, 5.00% 2011                                                                         1,800            1,952
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
  Series 2005, 5.25% 2010                                                                                     1,000            1,097
City of Fort Worth (Tarrant and Denton Counties), General Purpose Ref. Bonds, Series 2002, 5.00% 2010         1,000            1,093
City of Fort Worth (Tarrant and Denton Counties), Water and Sewer System Rev. Ref. and
  Improvement Bonds, Series 2003, 5.00% 2011                                                                  1,000            1,103
Fort Worth Independent School Dist. (Tarrant County), School Building Unlimited Tax Bonds,
  Series 2001-A, 5.00% 2011                                                                                   3,560            3,925
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011
2,205 2,441 Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Denton County Project),
  Series 2003-B, AMT, 3.50% 2028 (put 2007)                                                                   1,000            1,000
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010                                              1,585            1,765
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
  Series 2004-A,
  5.25% 2011                                                                                                  1,500            1,648
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
  Series 2004-A,
  5.25% 2012                                                                                                  1,750            1,924
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
  Series 2004-A,
  5.25% 2013                                                                                                  1,000            1,095
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
  Series 1998,
  FSA insured, 5.25% 2008                                                                                     1,000            1,077
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
  Series 1997-A,
  MBIA insured, 6.00% 2009                                                                                    3,215            3,602
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
  Series 1997-A,
  MBIA insured, 6.00% 2010                                                                                    1,500            1,706
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.50% 2010                                                                                   1,705            1,860
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.50% 2011                                                                                   1,000            1,101
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.00% 2009                                                                                       700              742
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.00% 2010                                                                                       735              785
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.00% 2011                                                                                       770              827
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.00% 2012                                                                                       810              871
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                  4,645            5,120
Harris County, Permanent Improvement and Ref. Bonds, Series 2003-B, 5.00% 2011                                2,000            2,217
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B,
  FSA insured, 5.00% 2032 (put 2012)                                                                          2,000            2,194
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT,
  FGIC insured, 5.25% 2009                                                                                    2,500            2,687
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT,
  FGIC insured, 5.25% 2012                                                                                    2,915            3,123
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-B,
  FSA insured, 5.25% 2011                                                                                     2,000            2,233
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
  FHA insured Mortgage Rev. Bonds,
  Series 2001, AMBAC insured, 4.50% 2010                                                                      1,000            1,064
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties),
  Unlimited Tax School Building Bonds,
  Series 2002-A, 5.25% 2011                                                                                   1,000            1,116
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010                            1,500            1,645
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
  Series 2002, 5.50% 2006                                                                                     3,000            3,107
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
  Series 2002, 5.50% 2009                                                                                       960            1,047
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
  Series 2002, 5.50% 2010                                                                                     1,140            1,256
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds (Children's Medical Center of
  Dallas Project),   AMBAC insured,  5.00% 2009                                                               1,100            1,192
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, AMBAC insured,
  5.00% 2038 (put 2008)                                                                                       4,000            4,293
North Texas Tollway Auth., Dallas North Tollway System, Series 2003, FSA insured,
  5.00% 2018 (put 2008)                                                                                       1,000            1,073
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003,
  5.00% 2010                                                                                                  3,300            3,635
Plano Independent School Dist. (Collin County, Texas), Unlimited Tax School Building and Ref. Bonds,
  Series 2001,
  5.00% 2011                                                                                                  1,000            1,103
Public Fin. Auth., G.O. and Ref. Bonds, Series 2003, 5.00% 2010                                               1,100            1,210
Public Fin. Auth., G.O. Ref. Bonds, Series 1997, 5.25% 2011                                                   2,000            2,151
Public Fin. Auth., G.O. Ref. Bonds, Series 2002, 5.25% 2007                                                   1,500            1,605
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
  Series 2001-A, 5.50% 2022 (put 2011)                                                                        2,000            2,179
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010             4,740            5,266
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2009        1,000            1,094
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.50% 2010        1,000            1,104
City of San Antonio (Bexar County), General Improvement Ref. Bonds, Series 1998, 5.00% 2009                   1,985            2,110
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011         1,000            1,116
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New Series 2003-A, 5.00% 2007       1,000            1,049
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011                    1,555            1,651
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.25% 2011                    4,500            5,022
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 1998-A, 5.125% 2009                     2,455            2,669
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1997, 5.30% 2011
  (preref. 2007)                                                                                              1,945            2,073
City of San Antonio, G.O. Forward Ref. Bonds, Series 2002, 5.00% 2009 (preref. 2008)                             15               16
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                          2,950            3,257
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.00% 2010                                  2,000            2,184
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011
  (escrowed to maturity)                                                                                         50               55
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds, Series 2004-B,
  AMBAC insured, 5.00% 2034 (put 2008)                                                                        4,000            4,281
Socorro Independent School Dist. (El Paso County), Unlimited Tax School Building Ref. Bonds,
  Series 2001, 5.00% 2009                                                                                     1,255            1,367
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A,
  MBIA insured, 5.50% 2007                                                                                    1,000            1,058
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
  Series 2002-A, 5.00% 2008                                                                                   1,635            1,744
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and
  Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                                     2,000            2,188
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, 5.10% 2010                      2,000            2,165
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. Ref. Bonds,
  Series 2002, FSA insured, 5.00% 2010                                                                        1,400            1,531
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008        10,500           11,256
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B,
  5.00% 2011 (preref. 2006)                                                                                   1,000            1,059
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.00% 2011        1,150            1,274
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-A, 5.00% 2009        1,000            1,091
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010        1,500            1,670
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B,
  5.25% 2012                                                                                                  1,000            1,128
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
  MBIA insured, 5.00% 2010                                                                                    2,040            2,229
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
  MBIA insured, 5.00% 2011                                                                                    3,715            4,083
                                                                                                                             186,319

UTAH --  0.41%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C2, Class III, AMT, 5.25% 2018                       1,845            1,956
Housing Corp., Single-family Mortgage Bonds, Series 2002-D2, Class III, AMT, 5.00% 2018                         910              959
Housing Corp., Single-family Mortgage Bonds, Series 2002-E2, Class III, AMT, 4.95% 2019                         930              958
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
  1998 Issue D-2, AMT, 5.25% 2012                                                                               110              112
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
  1998 Issue E-1, AMT, 5.25% 2012                                                                               115              119
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
  1998 Issue F-2, AMT, 4.25% 2008                                                                               335              339
                                                                                                                               4,443

VIRGIN ISLANDS --  0.47%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2010     4,765            5,083


VIRGINIA -- 1.40%
Capital Region Airport Commission, Rev. Ref. Bonds, Series 2004-A, FSA insured, 5.00% 2011                    1,335            1,467
Housing Dev. Auth., Rental Housing Bonds, Series 2000-D, AMT, 5.50% 2008                                      1,070            1,118
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid Waste
  Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)                       2,000            2,249
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2010                 2,000            2,186
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011                 4,345            4,770
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012                 1,000            1,100
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2010             1,035            1,128
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2012             1,140            1,248
                                                                                                                              15,266

WASHINGTON -- 8.27%
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds, Series 2002,
  FSA insured, 5.00% 2011                                                                                     1,000            1,109
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
  (Bonneville Power Administration), Series 2003, 5.00% 2010                                                  1,240            1,361
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
  (Bonneville Power Administration), Series 2003, 5.00% 2011                                                  1,000            1,103
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2012            $3,500         $  3,979
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008             2,000            2,161
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2011                       1,000            1,101
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series A, 5.375% 2007                                       3,000            3,117
G.O. Bonds, Series 1999-S1, 5.00% 2012                                                                        4,700            5,046
Various Purpose G.O. Bonds, Series 1999-A, 5.25% 2010                                                         1,000            1,076
Various Purpose G.O. Bonds, Series 2000-B, 6.00% 2010                                                         1,130            1,282
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds, Series 2001,
  AMBAC insured, 5.00% 2009                                                                                   1,295            1,399
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1997-A,
  MBIA insured, 5.10% 2010                                                                                    1,000            1,069
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 1997-A,
  MBIA insured, 6.00% 2006                                                                                    1,000            1,052
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Gonzaga University Project),
  Series 1998, MBIA insured, 4.80% 2009                                                                       1,000            1,075
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417),
  FSA insured, 5.00% 2010                                                                                     1,275            1,403
King and Snohomish Counties, Unlimited Tax G.O. Ref. Bonds (Northshore School Dist. No. 417),
  FSA insured, 5.00% 2011                                                                                     1,900            2,100
King County, Limited Tax G.O. Bonds (Baseball Stadium), Series 1997-D, 5.60% 2009                             3,710            4,075
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.00% 2008                          2,000            2,165
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2010                                    2,000            2,204
King County, Sewer Rev. Ref. Bonds, Series 1999-B, FSA insured, 5.25% 2011                                    2,895            3,220
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009                                     550              563
King County, Various Purpose G.O. and Ref. Bonds, Series 1996-A, 5.00% 2009 (preref. 2006)                    1,950            1,999
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2003,
  FGIC insured, 5.00% 2009                                                                                    1,500            1,639
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1997-B, 5.50% 2006                1,000            1,043
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2005                4,250            4,300
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2005                1,000            1,012
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012                4,000            4,326
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1997-A,
  FSA insured, 5.10% 2010                                                                                     1,000            1,077
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
  Series 2003, XLCA insured, 5.00% 2011                                                                       2,000            2,194
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
  FSA insured, 5.25% 2009                                                                                     1,000            1,103
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
  FSA insured, 5.25% 2010                                                                                     2,000            2,228
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
  FSA insured, 5.25% 2011                                                                                     4,000            4,482
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
  Series 2005-B, AMT, FGIC insured, 5.00% 2012                                                                1,190            1,292
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
  FSA insured, 5.50% 2012                                                                                     1,000            1,118
City of Seattle, Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010                                1,000            1,073
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2009              1,000            1,081
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011              2,000            2,153
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2009                                     1,605            1,753
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                                     3,000            3,305
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT,
  MBIA insured, 5.00% 2012                                                                                    1,510            1,636
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2009                    1,500            1,646
Snohomish County, Everett School Dist. No. 2, Unlimited Tax G.O. Ref. Bonds, Series 2003, 4.50% 2007          1,890            1,988
Snohomish County, Limited Tax G.O. Bonds, Series 2001, 5.00% 2010                                             3,000            3,306
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001,
  AMBAC insured, 5.25% 2011                                                                                   1,650            1,830
City of Tacoma, Electric System Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2011                       1,100            1,238
                                                                                                                              90,482


WISCONSIN -- 2.76%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006                  1,000            1,021
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.00% 2008                  1,350            1,388
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010                    750              782
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  3,000            3,139
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                    2,210            2,494
Health and Educational Facs. Auth., Hospital Rev. Bonds (Charity Obligated Group,
  Daughters of Charity National Health System), Series 1997-D, 4.90% 2015 (preref. 2005/put 2005)             2,865            2,924
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
  Series 2001, 5.65% 2009                                                                                     1,935            2,114
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A,
  FSA insured, 5.00% 2009                                                                                     1,500            1,612
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2003-A,
  FSA insured, 5.00% 2010                                                                                     1,200            1,300
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
  Series 1998-B, MBIA insured, 4.85% 2011                                                                     1,195            1,264
Health and Educational Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
  Series 2003-D, FSA insured, 5.00% 2011                                                                      2,515            2,771
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 4.60% 2008             1,010            1,050
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2008      1,595            1,700
Health and Educational Facs. Auth., Rev. Bonds (Wheation Franciscan Services), Series 2003-A, 5.00% 2012      2,065            2,233
Housing and Econ. Dev. Auth., Single-family Mortgage Housing Rev. Bonds, Series 2000-C,
  MBIA insured, 4.35% 2009                                                                                      810              842
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010                                         2,200            2,474
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2011                           1,055            1,147
                                                                                                                              30,255

Total bonds & notes (cost: $1,035,978,000)                                                                                 1,063,175



Short-term securities -- 2.98%

State of California, Dept. of Water Resources, Power Supply Rev. Demand Bonds,
  Series 2002-C15, 1.83% 2022(2)                                                                              3,775            3,775
District of Columbia, Multimodal Rev. Bonds, American National Red Cross Issue, Series 2000,
  TECP, 1.92% 4/5/2005                                                                                        1,000            1,000
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds
  (University of Georgia Athletic Association Project), Series 2003, 1.92% 2033(2,3)                          2,900            2,900
State of Indiana, City of Whiting, Environmental Facs. Rev. Bonds
  (BP Products North America Inc. Projects), Series 2003, AMT, 1.99% 2038(2)                                  1,200            1,200
Massachusetts Bay Transportation Auth., General Transportation System Demand Obligation Bonds,
  Series 2000, 1.85% 2030(2)                                                                                 10,000           10,000
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project), Series 2000,
  AMT, 1.99% 2034(2)                                                                                          1,100            1,100
State of Ohio, Solid Waste Rev. Ref. Bonds (BP Products North America Inc. Project), Series 2001-B, AMT,
  1.99% 2034(2,3)                                                                                             3,085            3,085
Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds
  (Tennessee Municipal Bond Fund), Series 2003, 1.92% 2033(2)                                                 2,185            2,185
State of Tennessee, City of Memphis, G.O. Commercial Paper, TECP, 1.87% 2/4/2005                              1,100            1,100
Public Building Auth. of the County of Montgomery, Adjustable Rate Pooled Fncg. Rev. Bonds
  (Tennessee County Loan Pool), Series 2002, 1.92% 2032(2)                                                    1,800            1,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
  (BP Products North America Inc. Project), Series 2002, AMT, 1.99% 2036(2)                                   2,450            2,450
State of Washington, Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs.
  Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2002, AMT, 1.99% 2033(2)                 2,000            2,000


Total short-term securities (cost: $32,595,000)                                                                               32,595


                                                                                                                           unaudited

                                                                                                                        Market value
                                                                                                                               (000)


Total investment securities (cost: $1,068,573,000)                                                                        $1,095,770
Other assets less liabilities                                                                                                (1,476)

Net assets                                                                                                                $1,094,294


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,406,000, which represented 0.59% of the net assets of the fund.

(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA


By /s/ Brenda S. Ellerin
------------------------------------
Brenda S. Ellerin, President and PEO

Date: April 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Brenda S. Ellerin
------------------------------------
Brenda S. Ellerin, President and PEO

Date: April 8, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: April 8, 2005